UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Revenues from related parties	[1]	$ 166,385,500	$ 132,380,424
Communication and market data		(66,150)	(70,980)
Commissions | Related party
Revenues from related parties		80,878	2,979
Interest income | Related party
Revenues from related parties		$ 1,256,076	$ 75,264

[1]	Includes the following revenues, costs and expenses resulting from transactions with related parties for the six months ended June 30, 2023 and 2024 (Note 16):

	For the six months ended June 30,
	2023	2024
	US$	US$
Commissions	2,979	80,878
Interest related income
Interest income	75,264	1,256,076
Communication and market data	(70,980)	(66,150)